Accounting Policies, by Policy (Policies)	6 Months Ended
Jun. 30, 2024
Accounting Policies [Abstract]
Basis of presentation
A.	Basis of presentation

The accompanying unaudited condensed interim financial statements and related notes should be read in conjunction with the Company’s financial statements and related notes included elsewhere in the Company’s annual report on Form 20-F for the fiscal year ended December 31, 2023, which was filed with the Securities and Exchange Commission (“SEC”) on March 25, 2024. The unaudited condensed interim financial statements have been prepared in accordance with the rules and regulations of the SEC related to interim financial statements. The interim condensed financial statements have been prepared in accordance with generally accepted accounting principles for the preparation of financial statements in accordance with IFRS for interim periods, as prescribed in IAS 34 “Interim Financial Reporting”. The financial information contained herein is unaudited; however, management believes all adjustments have been made that are considered necessary to present fairly the results of the Company’s financial position and operating results for the interim periods. All such adjustments are of a normal recurring nature.

The results for the six months ended June 30, 2024 are not necessarily indicative of the results to be expected for the year ending December 31, 2024 or for any other interim period or for any future period.

Material accounting policies
B.	Material accounting policies

The Interim Financial Statements have been prepared in accordance with the accounting policies adopted in the Company’s most recent annual financial statements for the year ended 31 December 2023.

Use of estimates in the preparation of financial statements
C.	Use of estimates in the preparation of financial statements

The preparation of financial statements in conformity with IFRS requires management to make accounting estimates and assessments that involve use of judgment and that affect the amounts of assets and liabilities presented in the financial statements, the disclosure of contingent assets and liabilities at the dates of the financial statements, the amounts of revenues and expenses during the reporting periods and the accounting policies adopted by the Company. Actual results could differ from those estimates.

New Standards adopted at 1 January 2024
D.	New Standards adopted at 1 January 2024

Amendments to IAS 1, Presentation of Financial Statements: Classification of Liabilities as Current or Non-Current

In January 2020, the IASB issued amendments to IAS 1 to specify the requirements for classifying liabilities as current or non-current. The amendments clarify:

The amendments replace certain requirements for classifying liabilities as current or non-current. According to the amendments, a liability will be classified as non-current when the entity has the right to defer settlement for at least 12 months after the reporting period, and it “has substance” and is in existence at the end of the reporting period, this instead of the requirement that there be an “unconditional” right. According to the amendments, a right is in existence at the reporting date only if the entity complies with conditions for deferring settlement at that date. Furthermore, the amendments clarify that the conversion option of a liability will affect its classification as current or non-current, unless when the conversion option is recognized as equity.

The amendments are effective for reporting periods beginning on or after January 1, 2024 with earlier application being permitted. The amendments are applicable retroactively, including an amendment to comparative data.

The implementation of the amendments did not have a material impact on the classification of liabilities in the statements of the Company’s financial position.

There are no other accounting pronouncements which have become effective from 1 January 2024 that have a significant impact on the Company’s interim condensed consolidated financial statements.

New Standards adopted not yet effective
E.	New Standards adopted not yet effective

International Financial Reporting Standard 18, Presentation and Disclosure in Financial Statements (“IFRS 18”)

On 9 April 2024 the International Accounting Standards Board (IASB) published IFRS 18.

IFRS 18, replaces IAS 1 ‘Presentation of Financial Statements’ with the objective to improve how information is communicated in an entity’s financial statements, particularly in the statement of profit or loss and in its notes to the financial statements.

The main changes that will apply to the financial statements with the implementation of IFRS 18, in relation to the presentation and disclosure instructions that apply today include the following:

●	IFRS 18 will change the structure of the profit or loss report and will include three new defined categories: operating, investment and financing and will add two new interim summaries: operating profit and profit before financing and income taxes.
●	IFRS 18 includes guidelines for providing disclosure on performance indicators defined by management (Management-defined performance measures).
●	IFRS 18 provides guidelines regarding the aggregation and disaggregation of the information in the financial statements in relation to the question of whether information should be included in the main reports or in explanations and disclosures regarding items defined as “other”.
●	IFRS 18 includes amendments to other standards, including limited amendments to International Accounting Standard 7, Statement of Cash Flows.

IFRS 18 will become effective, in a retrospective manner, for annual reporting periods beginning on or after 1 January 2027. Early application of IFRS 18 is permitted.

The company is examining the possible impact of the new standard on the financial statements, but at this stage it is unable to assess such an impact. The effect of the new standard, however it may be, will only affect matters of presentation and disclosure.